Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (11,481,906)	$ (3,514,736)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	249
Stock based compensation	4,966,508	928,795
Amortization of debt discount	2,364,334	896,348
Equity payable to Chief Executive Officer recorded as operating expense	1,282,826	1,874,963
Impairment of fixed assets	100,000
Loss (gain) on settlement of debt	(46,442)	(4,179,971)
Gain on forgiveness of development grant		(176,933)
Change in fair value of derivative liability		3,004,387
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(25,753)	451,550
Accounts payable and other payables	488,536	677,576
Accrued expenses - related party	288,000
NET CASH USED IN OPERATING ACTIVITIES	(2,063,648)	(38,021)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	(162,084)
NET CASH USED IN INVESTING ACTIVITIES	(162,084)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment of promissory notes	(302,637)	(138,561)
Net proceeds from convertible notes	1,512,000	2,238,170
Payment of convertible notes		(141,000)
Financing fees		(63,500)
Proceeds from Reg A investment	1,502,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,711,363	1,895,109
Effect of exchange rate on cash		(9,508)
Net increase (decrease) in cash	485,631	1,847,580
Cash, beginning of period	1,865,110	17,530
Cash, end of period	2,350,741	1,865,110
NON-CASH INVESTING AND FINANCING ACTIVITIES
Common stock issued for conversion of debt and accrued interest	1,469,004	378,182
Common stock issued for CureDash		40,000
Common stock issued for Psytech		26,250
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest
Cash paid for income taxes